Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Tax Attributable to Income (Loss) from Continuing Operations before Income Taxes

The provision (benefit) for income tax attributable to income (loss) from continuing operations before income taxes consisted of (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$(109,565)	$21,773	$1,457
State	5,339	1,646	122
Total current taxes	(104,226)	23,419	1,579

Deferred:
Federal	147,797	(107,651)	33,446
State	196	(1,929)	3,885
Total deferred taxes	147,993	(109,580)	37,331
Total income tax expense (benefit)	$43,767	$(86,161)	$38,910

Effective Tax Rate Differs from Federal Statutory Rate

The Company’s provision (benefit) for income taxes was different from the amount computed by applying the statutory federal income tax rate of 35% to the underlying income before income taxes as a result of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Taxes at the U.S. federal statutory rate	$44,788	$(83,109)	$34,870
State income taxes, net of federal tax impact	3,822	(859)	3,964
Tax loss on the sale of WRI	(5,786)	—	—
Non deductible transaction costs	2,594	—	—
Other, net	(1,651)	(2,193)	76
Total income tax expense (benefit)	$43,767	$(86,161)	$38,910
Effective income tax rate	34.2%	36.3%	39.1%

Components of Deferred Income Tax Assets

Deferred taxes consisted of the following at December 31, 2014 and 2013 (in thousands):

	Year Ended
	December 31,
	2014	2013
Deferred tax assets:
Impairment and other valuation reserves	$110,816	$230,430
Incentive compensation	2,646	15,892
Indirect costs capitalized	27,202	17,068
Net operating loss carryforwards (state)	29,975	34,000
Transaction costs	2,610	—
State taxes	1,368	—
Other costs and expenses	17,230	21,970
Gross deferred tax assets	191,847	319,360
Valuation allowance	(6,233)	(8,300)
Deferred tax assets, net of valuation allowance	185,614	311,060

Deferred tax liabilities:
Interest capitalized	(2,590)	(3,040)
Basis difference in inventory	(14,029)	(14,007)
Fixed assets	(555)	—
Intangibles	(8,944)	(2,463)
Other	(1,675)	(2,567)
Deferred tax liabilities	(27,793)	(22,077)
Net deferred tax assets	$157,821	$288,983

Schedule of Gross Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended
	December 31,
	2014	2013
Balance at beginning of year	$—	$—
Increase due to Merger	16,716	—
Increases (Decreases) related to current year tax positions	(1,859)	—
Balance at end of year	$14,857	$—

Schedule of Pro Forma Income from Continuing Operations and Pro Forma Earnings Per Share

If we were to calculate income taxes using the separate return method, the effect on pro forma unaudited income from continuing operations and pro forma unaudited earnings per share would be as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2013	2012
Income (loss) from continuing operations before taxes
as reported in the accompanying financial statements	$127,964	$(237,454)	$99,629
(Provision) benefit for income taxes assuming computation
on a separate return basis	(49,553)	86,161	(38,910)
Pro forma income (loss) from continuing operations	$78,411	$(151,293)	$60,719

Pro forma earnings per share - basic	$0.54	$(1.17)	$0.47
Pro forma earnings per share - diluted	$0.54	$(1.17)	$0.47